DERIVATIVE FINANCIAL INSTRUMENTS - Summary of Information About Hedging Ineffectiveness by Risk Category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value hedges:
Disclosure of detailed information about hedges
Change in FV of hedging instruments	£ (550)	£ 199	£ (1,878)
Change in FV of hedged items	523	(173)	1,893
Recognised in income statement	(27)	26	15
Fair value hedges: | Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(527)	173	(1,864)
Change in FV of hedged items	498	(156)	1,874
Recognised in income statement	(29)	17	10
Fair value hedges: | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	9	26	(14)
Change in FV of hedged items	(7)	(17)	19
Recognised in income statement	2	9	5
Fair value hedges: | Inflation rate/Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(32)	0	0
Change in FV of hedged items	32	0	0
Recognised in income statement	0	0	0
Cash flow hedges
Disclosure of detailed information about hedges
Change in FV of hedging instruments	309	(456)	(144)
Change in FV of hedged items	(306)	452
Recognised in OCI	(306)	452	147
Recognised in income statement	3	(4)	3
Reclassified from reserves to income	(452)	(485)	(1,231)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	469	(769)	449
Recognised in OCI	(472)	766	(447)
Recognised in income statement	(3)	(3)	2
Reclassified from reserves to income	(303)	(484)	(464)
Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(287)	414	(375)
Recognised in OCI	294	(405)	377
Recognised in income statement	7	9	2
Reclassified from reserves to income	(151)	216	(392)
Cash flow hedges | Equity risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	110	9	20
Recognised in OCI	(105)	(9)	(20)
Recognised in income statement	5	0	0
Reclassified from reserves to income	82	11	13
Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(65)	(181)	(238)
Recognised in OCI	59	171	237
Recognised in income statement	(6)	(10)	(1)
Reclassified from reserves to income	(89)	(231)	£ (388)
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	82	71
Recognised in OCI	(82)	(71)
Recognised in income statement	0	0
Reclassified from reserves to income	£ 9	£ 3